Lease Liabilities	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
Lease Liabilities
17.	Lease liabilities

	Years Ended December 31,
	2020	2019
	$	$
Balance – Beginning of period	903	1,522
Additions	7	—
Interest paid as charged to comprehensive loss as other finance costs	(19)	(66)
Payment against lease liabilities	(265)	(614)
Modification of lease liability	(463)	—
Impact of foreign exchange rate changes	21	61
Balance – End of period	184	903
Current lease liabilities	135	648
Non-current lease liabilities	49	255

Effective March 31, 2020, the Company and its landlord mutually agreed to modify its existing building lease agreement for its German subsidiary, extended the lease term for its portion of the reduced space from April 30, 2021 to March 31, 2022 and, retained one sub-lessee until April 30, 2021.

On May 5, 2020, the sub-lessee terminated its lease with the Company effective April 30, 2020. Concurrent with this termination, the Company was able to renegotiate a further reduction in leased square footage with the landlord, which resulted in a lease modification and a resulting gain of $34 which was recorded in the consolidated statements of comprehensive loss. The Company’s premises lease expires in March 2022 and can be prolonged for another 12 months if both parties agree.

As at December 31, 2020, the Company’s lease liabilities come due as follows:

$
Less than 1 year	135
1 - 3 years	49
4 - 5 years	—
More than 5 years	—
Total	184